Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets:
Cash and due from banking subsidiaries	¥ 1,600,555	¥ 2,325,139
Interest-bearing deposits in banking subsidiaries	47,133,541	39,625,975
Other	7,457,028	5,965,879
Total assets	221,651,474	211,218,760	¥ 197,611,200
Liabilities and shareholders' equity:
Long-term debt	11,706,471	10,346,152
Other liabilities	7,208,758	6,998,395
Shareholders' equity	9,105,238	8,512,365
Total liabilities and equity	221,651,474	211,218,760
Parent Company
Assets:
Cash and due from banking subsidiaries	44,619	43,016
Interest-bearing deposits in banking subsidiaries	347	218
Long-term loans receivable from a banking subsidiary	7,851,894	6,539,819
Other	549,068	471,225
Total assets	18,249,061	16,298,634
Liabilities and shareholders' equity:
Short-term borrowings from a banking subsidiary	850,000	860,000
Long-term debt	7,875,414	6,555,053
Other liabilities	418,409	371,216
Shareholders' equity	9,105,238	8,512,365
Total liabilities and equity	18,249,061	16,298,634
Parent Company | Banking Subsidiaries
Assets:
Investments in subsidiaries and affiliated companies	8,561,350	8,104,662
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Assets:
Investments in subsidiaries and affiliated companies	¥ 1,241,783	¥ 1,139,694